Financial instruments - financial and other risks - Interest rate risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bottom of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Adjustment to interest rate basis	0.00%
Top of range
Disclosure of detailed information about financial instruments [line items]
Adjustment to interest rate basis	0.26161%
Top of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Adjustment to interest rate basis	0.26161%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rates used for sensitivity analysis	1.00%	1.00%	1.00%
Impact on profit (loss) due to changes in interest rate in sensitivity analysis	$ 18.0	$ 22.8	$ 26.5